41. Gains or losses on non financial assets and investments, net	12 Months Ended
Dec. 31, 2020
Gains Or Losses On Non Financial Assets And Investments Net
41. Gains or losses on non financial assets and investments, net
41.	Gains or losses on non financial assets and investments, net

The breakdown of the balance of this item is as follows:

Thousand of reais	2020	2019	2018

Gains	285,335	55,709	11,627
Tangible and intangible assets	36,778	55,709	11,627
Investments	248,557	-	-
Losses	(54,622)	(45,063)	(37,103)
Tangible and intangible assets	(14,517)	(45,063)	(37,103)
Investments (1)	(40,105)	-	-
Total	230,713	10,646	(25,476)